GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2019
Geographic Areas, Revenues from External Customers [Abstract]
GEOGRAPHIC INFORMATION
NOTE 10:-     GEOGRAPHIC INFORMATION

The following table presents the total revenues for the six months ended June 30, 2018 and 2019, allocated to the geographic areas in which it was generated. Revenues are attributed to geographic areas based on the location of the end-users.

	Six months ended June 30,
	2018	2019

North America	$17,373	$25,166
Europe	19,553	20,997
Africa	5,560	16,741
Asia-Pacific and Middle East	23,233	25,486
India	80,281	17,662
Latin America	25,603	36,112

	$171,603	$142,164

The following table presents the locations of the Company’s property and equipment as of December 31, 2018 and June 30, 2019:

	December 31	June 30,
	2018	2019

Israel	$28,494	$29,553
Others	5,119	5,456

	$33,613	$35,009